[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
ANNUAL REPORT

OCTOBER 31, 2002

- CREDIT SUISSE
  TAX EFFICIENT FUND

More complete information about the Fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TAX EFFICIENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class shares of Credit Suisse Tax Efficient Fund(1),(2) (the "Fund") had a loss of 18.89%, vs. a decline of 15.11% for the S&P 500 Index.(3) The Fund's Class A Shares, Class B Shares and Class C Shares returns were down 18.87%, 19.49% and 19.49%, respectively, for the same period.

   Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 23.51%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge, or CDSC, of 4%), was down 22.71%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum CDSC of 1%), was down 20.30%. All returns are before taxes.

                             RETURNS AFTER TAXES(4)

                                            COMMON      CLASS A     CLASS B     CLASS C
                                            SHARES      SHARES      SHARES      SHARES
                                           --------    --------    --------    --------
After taxes on distributions,
   without maximum sales load,
   or CDSC, as applicable                  (18.89%)    (18.87%)    (19.49%)    (19.49%)
After taxes on distributions,
   with maximum sales load,
   or CDSC, as applicable                  (18.89%)    (23.51%)    (22.71%)    (20.30%)
After taxes on distributions and
   sale of Fund shares, without
   maximum sales load,
   or CDSC, as applicable                  (11.60%)    (11.58%)    (11.97%)    (11.97%)
After taxes on distributions and
   sale of Fund shares, with
   maximum sales load,
   or CDSC, as applicable                  (11.60%)    (14.43%)    (13.94%)    (12.46%)

   The period was a poor one for stocks. Equity markets initially rallied in the wake of September 11, aided by better liquidity conditions and signs of economic recovery. However, over the latter half of the period some extraordinary circumstances combined to put the equity market under great stress. The threat of war and continuing concerns about corporate governance and accounting provided an unsettling backdrop for an economy that was not as strong as analysts had expected it to be. While consumer demand held up well, especially in the auto and housing sectors, investment demand remained weak.

   Within this environment, the Fund had a loss, hurt by the broad-based selling pressure in the stock market. The Fund underperformed its benchmark for the 12 months, which we attribute primarily to weakness in certain of its media and industrial-related holdings.

   Looking ahead, the market could continue to tread water or pull back some more over the coming months, especially if the economy falters. The threat and reality of war and terrorism could also restrain investors' appetite for stocks.

   We would like to point out that not since the 1939 through 1941 period has the S&P 500 Index declined for three consecutive years, as it will almost certainly have done when 2002 ends. Even the conditions of that three-year period are not quite comparable to present equity market conditions because the S&P's decline in 1939 was less than a half per cent. One has to go all the way back to the period from 1929 through 1932 to find sequential equity market declines comparable to what we have experienced from 2000 to date.

   Of course, the U.S. economy is not in the midst of a great depression. Most evidence indicates that the economy is recovering slowly from a moderate recession and we believe that growth could be in the three per cent range next year. Typically, the path from recession to recovery is neither smooth nor easily predictable. Moreover, it may take longer to restore investors' confidence if they mistakenly generalize about all companies from problems that are specific to only a few. Yet, when all of the factors causing investor anxiety and confusion are taken into account, we still believe that the economy is headed up. While not predictive, the historical record shows that the restoration of economic growth is favorable for the equity market. Examples of S&P 500 returns in recovery years include 37.2% in 1975, 21.4% in 1982, and 30.6% in 1991. These historical returns are not a forecast -- again, past performance cannot guarantee future results -- but merely a reminder of the often close link between economic conditions and equity market conditions.

   Our strategy in managing the Fund is to remain true to its objective of striving to achieve long-term capital appreciation on an after-tax basis. We believe that chasing short-term changes in market sentiment is not appropriate in the core equity style we employ, since these changes cannot be anticipated. We continue to monitor the managements of our companies, assessing their ability to execute their goals and business plans in difficult circumstances. When there are shortcomings or unsuccessful strategies, we monitor these stocks carefully to determine whether the right steps are taken or whether we need to find new holdings with more capable managements.

   In short, current conditions demand strong execution from our managements and we will aggressively attempt to find the successful managements our investors expect. When the U.S. economy eventually returns to more favorable conditions, we expect that more normal conditions should prevail in the equity market as well.

Hugh Neuburger
Portfolio Manager

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
   CREDIT SUISSE TAX EFFICIENT FUND(1),(2) COMMON CLASS SHARES AND THE S&P 500
                 INDEX(3) FROM INCEPTION (08/01/00). (UNAUDITED)

               CREDIT SUISSE TAX EFFICIENT
            FUND(1),(2) COMMON CLASS -- $5,698        S&P 500 INDEX(3) -- $6,387
                                      $ 10,000                          $ 10,000
 8/00                                 $ 10,709                          $ 10,621
 9/00                                 $  9,991                          $ 10,060
10/00                                 $  9,987                          $ 10,018
11/00                                 $  9,118                          $  9,228
12/00                                 $  9,234                          $  9,273
 1/01                                 $  9,587                          $  9,602
 2/01                                 $  8,575                          $  8,726
 3/01                                 $  7,884                          $  8,174
 4/01                                 $  8,589                          $  8,809
 5/01                                 $  8,635                          $  8,868
 6/01                                 $  8,287                          $  8,652
 7/01                                 $  8,083                          $  8,567
 8/01                                 $  7,522                          $  8,031
 9/01                                 $  6,914                          $  7,382
10/01                                 $  7,025                          $  7,523
11/01                                 $  7,633                          $  8,100
12/01                                 $  7,656                          $  8,171
 1/02                                 $  7,568                          $  8,052
 2/02                                 $  7,336                          $  7,896
 3/02                                 $  7,633                          $  8,193
 4/02                                 $  7,048                          $  7,697
 5/02                                 $  6,937                          $  7,640
 6/02                                 $  6,394                          $  7,096
 7/02                                 $  5,888                          $  6,543
 8/02                                 $  5,921                          $  6,586
 9/02                                 $  5,248                          $  5,870
10/02                                 $  5,698                          $  6,387

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE TAX EFFICIENT FUND(1),(2) CLASS A SHARES(5) AND THE S&P 500
                       INDEX(3) FOR TEN YEARS. (UNAUDITED)

       CREDIT SUISSE TAX EFFICIENT FUND(1),(2)
                CLASS A(5) -- $19,824           S&P 500 INDEX(3) -- $25,655
                                      $  9,425                     $ 10,000
11/92                                 $  9,730                     $ 10,338
12/92                                 $  9,827                     $ 10,473
 1/93                                 $  9,827                     $ 10,550
 2/93                                 $  9,895                     $ 10,692
 3/93                                 $ 10,217                     $ 10,922
 4/93                                 $  9,973                     $ 10,654
 5/93                                 $ 10,255                     $ 10,942
 6/93                                 $ 10,273                     $ 10,977
 7/93                                 $ 10,322                     $ 10,926
 8/93                                 $ 10,685                     $ 11,343
 9/93                                 $ 10,479                     $ 11,259
10/93                                 $ 10,773                     $ 11,488
11/93                                 $ 10,684                     $ 11,380
12/93                                 $ 11,177                     $ 11,520
 1/94                                 $ 11,788                     $ 11,905
 2/94                                 $ 11,477                     $ 11,583
 3/94                                 $ 10,876                     $ 11,079
 4/94                                 $ 11,155                     $ 11,223
 5/94                                 $ 11,206                     $ 11,406
 6/94                                 $ 10,822                     $ 11,124
 7/94                                 $ 11,226                     $ 11,492
 8/94                                 $ 11,610                     $ 11,960
 9/94                                 $ 11,268                     $ 11,671
10/94                                 $ 11,216                     $ 11,938
11/94                                 $ 10,833                     $ 11,500
12/94                                 $ 10,700                     $ 11,668
 1/95                                 $ 10,767                     $ 11,971
 2/95                                 $ 10,989                     $ 12,436
 3/95                                 $ 11,288                     $ 12,804
 4/95                                 $ 11,454                     $ 13,180
 5/95                                 $ 11,842                     $ 13,700
 6/95                                 $ 11,909                     $ 14,023
 7/95                                 $ 12,231                     $ 14,490
 8/95                                 $ 12,109                     $ 14,530
 9/95                                 $ 12,497                     $ 15,140
10/95                                 $ 12,585                     $ 15,086
11/95                                 $ 13,093                     $ 15,750
12/95                                 $ 13,222                     $ 16,042
 1/96                                 $ 13,747                     $ 16,594
 2/96                                 $ 14,081                     $ 16,753
 3/96                                 $ 14,200                     $ 16,913
 4/96                                 $ 14,367                     $ 17,163
 5/96                                 $ 14,582                     $ 17,605
 6/96                                 $ 14,487                     $ 17,676
 7/96                                 $ 13,890                     $ 16,889
 8/96                                 $ 14,105                     $ 17,248
 9/96                                 $ 14,737                     $ 18,217
10/96                                 $ 15,143                     $ 18,716
11/96                                 $ 16,340                     $ 20,137
12/96                                 $ 15,891                     $ 19,743
 1/97                                 $ 16,943                     $ 20,968
 2/97                                 $ 16,956                     $ 21,137
 3/97                                 $ 16,154                     $ 20,257
 4/97                                 $ 17,180                     $ 21,466
 5/97                                 $ 18,061                     $ 22,784
 6/97                                 $ 18,719                     $ 23,785
 7/97                                 $ 19,982                     $ 25,675
 8/97                                 $ 18,864                     $ 24,252
 9/97                                 $ 19,811                     $ 25,574
10/97                                 $ 19,153                     $ 24,733
11/97                                 $ 19,921                     $ 25,867
12/97                                 $ 20,392                     $ 26,304
 1/98                                 $ 20,699                     $ 26,602
 2/98                                 $ 22,248                     $ 28,514
 3/98                                 $ 23,281                     $ 29,977
 4/98                                 $ 23,309                     $ 30,288
 5/98                                 $ 22,862                     $ 29,761
 6/98                                 $ 23,797                     $ 30,970
 7/98                                 $ 23,637                     $ 30,641
 8/98                                 $ 20,130                     $ 26,217
 9/98                                 $ 21,603                     $ 27,915
10/98                                 $ 23,174                     $ 30,175
11/98                                 $ 24,450                     $ 32,005
12/98                                 $ 26,174                     $ 33,867
 1/99                                 $ 27,115                     $ 35,261
 2/99                                 $ 26,516                     $ 34,166
 3/99                                 $ 27,585                     $ 35,538
 4/99                                 $ 28,440                     $ 36,891
 5/99                                 $ 27,770                     $ 36,039
 6/99                                 $ 29,352                     $ 38,008
 7/99                                 $ 28,725                     $ 36,851
 8/99                                 $ 28,725                     $ 36,679
 9/99                                 $ 28,269                     $ 35,663
10/99                                 $ 30,306                     $ 37,931
11/99                                 $ 30,976                     $ 38,706
12/99                                 $ 33,482                     $ 40,982
 1/00                                 $ 32,314                     $ 38,923
 2/00                                 $ 32,452                     $ 38,187
 3/00                                 $ 35,604                     $ 41,922
 4/00                                 $ 34,467                     $ 40,661
 5/00                                 $ 33,544                     $ 39,827
 6/00                                 $ 35,298                     $ 40,808
 7/00                                 $ 34,682                     $ 40,171
 8/00                                 $ 37,174                     $ 42,665
 9/00                                 $ 34,683                     $ 40,412
10/00                                 $ 34,667                     $ 40,241
11/00                                 $ 31,651                     $ 37,069
12/00                                 $ 32,054                     $ 37,250
 1/01                                 $ 33,262                     $ 38,572
 2/01                                 $ 29,768                     $ 35,055
 3/01                                 $ 27,401                     $ 32,834
 4/01                                 $ 29,866                     $ 35,386
 5/01                                 $ 30,010                     $ 35,623
 6/01                                 $ 28,803                     $ 34,756
 7/01                                 $ 28,110                     $ 34,414
 8/01                                 $ 26,146                     $ 32,259
 9/01                                 $ 24,036                     $ 29,654
10/01                                 $ 24,424                     $ 30,220
11/01                                 $ 26,536                     $ 32,538
12/01                                 $ 26,632                     $ 32,823
 1/02                                 $ 26,311                     $ 32,344
 2/02                                 $ 25,507                     $ 31,721
 3/02                                 $ 26,539                     $ 32,914
 4/02                                 $ 24,510                     $ 30,918
 5/02                                 $ 24,124                     $ 30,690
 6/02                                 $ 22,224                     $ 28,504
 7/02                                 $ 20,485                     $ 26,282
 8/02                                 $ 20,582                     $ 26,455
 9/02                                 $ 18,260                     $ 23,580
10/02                                 $ 19,824                     $ 25,655

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE TAX EFFICIENT FUND(1),(2) CLASS B SHARES(5),(6) AND THE
                        S&P 500 INDEX(3),(6). (UNAUDITED)

         CREDIT SUISSE TAX EFFICIENT FUND(1),(2)
                CLASS B(5),(6) -- $13,405              S&P 500 INDEX(3),(6) -- $15,314
3/96(6)                                 $ 10,000                              $ 10,000
 3/96                                   $ 10,085                              $ 10,096
 4/96                                   $ 10,195                              $ 10,245
 5/96                                   $ 10,339                              $ 10,509
 6/96                                   $ 10,271                              $ 10,551
 7/96                                   $  9,839                              $ 10,081
 8/96                                   $  9,983                              $ 10,295
 9/96                                   $ 10,424                              $ 10,874
10/96                                   $ 10,704                              $ 11,172
11/96                                   $ 11,545                              $ 12,020
12/96                                   $ 11,228                              $ 11,785
 1/97                                   $ 11,966                              $ 12,516
 2/97                                   $ 11,966                              $ 12,617
 3/97                                   $ 11,387                              $ 12,092
 4/97                                   $ 12,106                              $ 12,813
 5/97                                   $ 12,722                              $ 13,600
 6/97                                   $ 13,179                              $ 14,198
 7/97                                   $ 14,057                              $ 15,325
 8/97                                   $ 13,263                              $ 14,476
 9/97                                   $ 13,926                              $ 15,265
10/97                                   $ 13,450                              $ 14,763
11/97                                   $ 13,986                              $ 15,440
12/97                                   $ 14,312                              $ 15,701
 1/98                                   $ 14,510                              $ 15,879
 2/98                                   $ 15,589                              $ 17,020
 3/98                                   $ 16,301                              $ 17,894
 4/98                                   $ 16,321                              $ 18,079
 5/98                                   $ 15,995                              $ 17,765
 6/98                                   $ 16,638                              $ 18,486
 7/98                                   $ 16,525                              $ 18,290
 8/98                                   $ 14,057                              $ 15,649
 9/98                                   $ 15,082                              $ 16,663
10/98                                   $ 16,166                              $ 18,012
11/98                                   $ 17,041                              $ 19,104
12/98                                   $ 18,234                              $ 20,215
 1/99                                   $ 18,880                              $ 21,048
 2/99                                   $ 18,456                              $ 20,394
 3/99                                   $ 19,184                              $ 21,213
 4/99                                   $ 19,770                              $ 22,021
 5/99                                   $ 19,295                              $ 21,512
 6/99                                   $ 20,386                              $ 22,688
 7/99                                   $ 19,932                              $ 21,996
 8/99                                   $ 19,901                              $ 21,894
 9/99                                   $ 19,568                              $ 21,288
10/99                                   $ 20,973                              $ 22,641
11/99                                   $ 21,427                              $ 23,104
12/99                                   $ 23,143                              $ 24,462
 1/00                                   $ 22,334                              $ 23,233
 2/00                                   $ 22,411                              $ 22,794
 3/00                                   $ 24,575                              $ 25,024
 4/00                                   $ 23,777                              $ 24,271
 5/00                                   $ 23,122                              $ 23,773
 6/00                                   $ 24,324                              $ 24,359
 7/00                                   $ 23,876                              $ 23,978
 8/00                                   $ 25,581                              $ 25,467
 9/00                                   $ 23,854                              $ 24,122
10/00                                   $ 23,822                              $ 24,020
11/00                                   $ 21,743                              $ 22,127
12/00                                   $ 21,995                              $ 22,235
 1/01                                   $ 22,821                              $ 23,024
 2/01                                   $ 20,401                              $ 20,924
 3/01                                   $ 18,773                              $ 19,599
 4/01                                   $ 20,447                              $ 21,122
 5/01                                   $ 20,527                              $ 21,263
 6/01                                   $ 19,690                              $ 20,746
 7/01                                   $ 19,197                              $ 20,542
 8/01                                   $ 17,855                              $ 19,256
 9/01                                   $ 16,399                              $ 17,701
10/01                                   $ 16,651                              $ 18,038
11/01                                   $ 18,084                              $ 19,422
12/01                                   $ 18,130                              $ 19,592
 1/02                                   $ 17,901                              $ 19,307
 2/02                                   $ 17,350                              $ 18,934
 3/02                                   $ 18,027                              $ 19,646
 4/02                                   $ 16,639                              $ 18,455
 5/02                                   $ 16,375                              $ 18,319
 6/02                                   $ 15,079                              $ 17,014
 7/02                                   $ 13,876                              $ 15,688
 8/02                                   $ 13,945                              $ 15,791
 9/02                                   $ 12,362                              $ 14,075
10/02                                   $ 13,405                              $ 15,314

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE TAX EFFICIENT FUND(1),(2) CLASS C SHARES(5),(7) AND THE
                        S&P 500 INDEX(3),(7). (UNAUDITED)

              CREDIT SUISSE TAX EFFICIENT
          FUND(1),(2) CLASS C(5),(7) -- $5,979    S&P 500 INDEX(3),(7) -- $6,718
 3/00(7)                              $ 10,000                          $ 10,000
 3/00                                 $ 10,961                          $ 10,978
 4/00                                 $ 10,605                          $ 10,648
 5/00                                 $ 10,312                          $ 10,429
 6/00                                 $ 10,848                          $ 10,687
 7/00                                 $ 10,648                          $ 10,520
 8/00                                 $ 11,409                          $ 11,173
 9/00                                 $ 10,634                          $ 10,583
10/00                                 $ 10,624                          $ 10,538
11/00                                 $  9,692                          $  9,707
12/00                                 $  9,810                          $  9,755
 1/01                                 $ 10,173                          $ 10,101
 2/01                                 $  9,099                          $  9,180
 3/01                                 $  8,367                          $  8,598
 4/01                                 $  9,114                          $  9,266
 5/01                                 $  9,155                          $  9,329
 6/01                                 $  8,782                          $  9,102
 7/01                                 $  8,562                          $  9,012
 8/01                                 $  7,958                          $  8,448
 9/01                                 $  7,314                          $  7,766
10/01                                 $  7,426                          $  7,914
11/01                                 $  8,061                          $  8,521
12/01                                 $  8,086                          $  8,595
 1/02                                 $  7,984                          $  8,470
 2/02                                 $  7,733                          $  8,307
 3/02                                 $  8,040                          $  8,619
 4/02                                 $  7,421                          $  8,097
 5/02                                 $  7,303                          $  8,037
 6/02                                 $  6,720                          $  7,464
 7/02                                 $  6,189                          $  6,882
 8/02                                 $  6,220                          $  6,928
 9/02                                 $  5,514                          $  6,175
10/02                                 $  5,979                          $  6,718

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                ONE        FIVE       TEN      SINCE
                                                YEAR       YEAR       YEAR   INCEPTION
                                              --------    -------    -----   ---------
Common Class
   Return Before Taxes                        (24.09%)       --        --     (25.73%)
   Return After Taxes on Distributions        (24.09%)       --        --     (26.04%)
   Return After Taxes on Distributions
     and Sales of Fund Shares                 (14.79%)       --        --     (19.63%)

Class A
   Return Before Taxes Without
     Sales Charge                             (24.06%)    (1.63%)    6.83%      7.36%
   Return Before Taxes With
     Sales Charge                             (28.43%)    (2.79%)    6.20%      6.96%
   Return After Taxes on Distributions
     Without Sales Charge                     (24.06%)    (2.50%)    5.00%      5.51%
   Return After Taxes on Distributions
     With Maximum Sales Charge                (28.43%)    (3.65%)    4.38%      5.11%
   Return After Taxes on Distributions
     and Sales of Fund Shares Without
     Sales Charge                             (14.77%)    (1.10%)    5.13%      5.52%
   Return After Taxes on Distributions
     and Sales of Fund Shares With
     Maximum Sales Charge                     (17.45%)    (2.02%)    4.59%      5.16%

Class B
   Return Before Taxes Without
     Sales Charge                             (24.62%)    (2.35%)      --       3.18%
   Return Before Taxes With Maximum
     Sales Charge                             (27.63%)    (2.35%)      --       3.18%
   Return After Taxes on Distributions
     Without Sales Charge                     (24.62%)    (3.23%)      --       2.04%
   Return After Taxes on Distributions
     With Maximum Sales Charge                (27.63%)    (3.23%)      --       2.04%
   Return After Taxes on Distributions
     and Sales of Fund Shares Without
     Sales Charge                             (15.11%)    (1.65%)      --       2.60%
   Return After Taxes on Distributions
     and Sales of Fund Shares With
     Maximum Sales Charge                     (16.97%)    (1.65%)      --       2.60%

Class C
   Return Before Taxes Without
     Sales Charge                             (24.62%)       --        --     (20.11%)
   Return Before Taxes With Maximum
     Sales Charge                             (25.37%)       --        --     (20.11%)
   Return After Taxes on Distributions
     Without Sales Charge                     (24.62%)       --        --     (20.40%)

                                        6

                                                ONE        FIVE       TEN      SINCE
                                                YEAR       YEAR       YEAR   INCEPTION
                                              --------    -------    -----   ---------
Class C (continued)
   Return After Taxes on Distributions
     With Maximum Sales Charge                (25.37%)       --        --     (20.40%)
   Return After Taxes on Distributions
     and Sales of Fund Shares Without
     Sales Charge                             (15.11%)       --        --     (15.29%)
   Return After Taxes on Distributions
     and Sales of Fund Shares With
     Maximum Sales Charge                     (15.58%)       --        --     (15.29%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)
Common Class
   Return Before Taxes                        (18.89%)       --        --     (22.10%)
   Return After Taxes on Distributions        (18.89%)       --        --     (22.41%)
   Return After Taxes on Distributions
     and Sales of Fund Shares                 (11.60%)       --        --     (16.94%)

Class A
   Return Before Taxes Without
     Sales Charge                             (18.87%)     0.68%     7.72%      7.88%
   Return Before Taxes With Maximum
     Sales Charge                             (23.51%)    (0.51%)    7.08%      7.48%
   Return After Taxes on Distributions
     Without Sales Charge                     (18.87%)    (0.22%)    5.87%      6.02%
   Return After Taxes on Distributions
     With Maximum Sales Charge                (23.51%)    (1.39%)    5.25%      5.63%
   Return After Taxes on Distributions
     and Sales of Fund Shares Without
     Sales Charge                             (11.58%)     0.67%     5.83%      5.93%
   Return After Taxes on Distributions
     and Sales of Fund Shares With
     Maximum Sales Charge                     (14.43%)    (0.28%)    5.28%      5.57%

Class B
   Return Before Taxes Without
     Sales Charge                             (19.49%)    (0.07%)      --       4.40%
   Return Before Taxes With Maximum
     Sales Charge                             (22.71%)    (0.07%)      --       4.40%
   Return After Taxes on Distributions
     Without Sales Charge                     (19.49%)    (0.96%)      --       3.26%
   Return After Taxes on Distributions
     With Maximum Sales Charge                (22.71%)    (0.96%)      --       3.26%
   Return After Taxes on Distributions
     and Sales of Fund Shares Without
     Sales Charge                             (11.97%)     0.10%       --       3.54%
   Return After Taxes on Distributions
     and Sales of Fund Shares With
     Maximum Sales Charge                     (13.94%)     0.10%   --           3.54%

                                        7

                                                ONE        FIVE       TEN      SINCE
                                                YEAR       YEAR       YEAR   INCEPTION
                                              --------    -------    -----   ---------
Class C
   Return Before Taxes Without
     Sales Charge                             (19.49%)       --        --     (17.06%)
   Return Before Taxes With Maximum
     Sales Charge                             (20.30%)       --        --     (17.06%)
   Return After Taxes on Distributions
     Without Sales Charge                     (19.49%)       --        --     (17.35%)
   Return After Taxes on Distributions With
     Maximum Sales Charge                     (20.30%)       --        --     (17.35%)
   Return After Taxes on Distributions
     and Sales of Fund Shares Without
     Sales Charge                             (11.97%)       --        --     (13.04%)
   Return After Taxes on Distributions
     and Sales of Fund Shares With
     Maximum Sales Charge                     (12.46%)       --        --     (13.04%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Effective June 3, 2002 the Fund's name was changed from Credit Suisse Blue Chip Fund and the Fund's investment objective changed to long-term capital appreciation on an after-tax basis. The Fund implements an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. The investment adviser's attempts to manage the Fund in a tax efficient manner may hurt the Fund's performance on a pre-tax basis. Therefore, the Fund may be less attractive to persons who invest in the Fund through tax-advantaged vehicles, such as IRA's or 401(k) plans.
(3) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual returns depend on an investor's circumstances and may differ from those shown. Actual after-tax returns may not be relevant to investors who hold their shares through tax-advantaged arrangements, such as IRA's or 401(k) plans. The after-tax performance figures provided in this report may vary from the after-tax performance figures provided by other sources.
(5) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -23.51%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge, or CDSC, of 4%), was -22.71%. Total return for Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1%), was -20.30%.
(6) Performance for the benchmark is not available for the period beginning February 28, 1996 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 1996.
(7) Performance for the benchmark is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

CREDIT SUISSE TAX EFFICIENT FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ---------     ------------
COMMON STOCKS (99.8%)
AEROSPACE & DEFENSE (4.2%)
    General Dynamics Corp.                                        18,200     $  1,440,166
    United Technologies Corp.                                     38,500        2,374,295
                                                                             ------------
                                                                                3,814,461
                                                                             ------------
BANKS (6.1%)
    Bank of New York Company, Inc.                                99,600        2,589,600
    Bank One Corp.                                                76,500        2,950,605
                                                                             ------------
                                                                                5,540,205
                                                                             ------------
BEVERAGES (1.2%)
    PepsiCo, Inc.                                                 25,500        1,124,550
                                                                             ------------
BIOTECHNOLOGY (2.6%)
    Amgen, Inc.*                                                  50,000        2,328,000
                                                                             ------------
CHEMICALS (1.3%)
    Air Products & Chemicals, Inc.                                26,100        1,153,620
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (1.7%)
    Avery Dennison Corp.                                          25,000        1,556,000
                                                                             ------------
COMMUNICATIONS EQUIPMENT (2.4%)
    Cisco Systems, Inc.*                                         145,500        1,626,690
    Motorola, Inc.                                                60,000          550,200
                                                                             ------------
                                                                                2,176,890
                                                                             ------------
COMPUTERS & PERIPHERALS (2.3%)
    International Business Machines Corp.                         26,140        2,063,492
                                                                             ------------
DIVERSIFIED FINANCIALS (7.9%)
    American Express Co.                                          52,831        1,921,463
    Citigroup, Inc.                                               72,600        2,682,570
    Freddie Mac                                                   28,200        1,736,556
    J.P. Morgan Chase & Co.                                       40,000          830,000
                                                                             ------------
                                                                                7,170,589
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
    BellSouth Corp.                                               49,300        1,289,195
    SBC Communications, Inc.                                      47,200        1,211,152
    Verizon Communications, Inc.                                  31,700        1,196,992
                                                                             ------------
                                                                                3,697,339
                                                                             ------------
FOOD & DRUG RETAILING (4.2%)
    CVS Corp.                                                     62,900        1,744,217
    Sysco Corp.                                                   65,500        2,075,040
                                                                             ------------
                                                                                3,819,257
                                                                             ------------
FOOD PRODUCTS (2.0%)
    General Mills, Inc.                                           45,000        1,859,400
                                                                             ------------

                 See Accompanying Notes to Financial Statements.

                                        9

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ---------     ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE EQUIPMENT & SUPPLIES (1.6%)
    Baxter International, Inc.                                    57,400     $  1,436,148
                                                                             ------------
HOUSEHOLD PRODUCTS (3.8%)
    Colgate-Palmolive Co.                                         33,800        1,858,324
    Procter & Gamble Co.                                          18,400        1,627,480
                                                                             ------------
                                                                                3,485,804
                                                                             ------------
INDUSTRIAL CONGLOMERATES (4.6%)
    General Electric Co.                                         128,600        3,247,150
    Tyco International, Ltd.                                      67,300          973,158
                                                                             ------------
                                                                                4,220,308
                                                                             ------------
INSURANCE (7.3%)
    American International Group, Inc.                            17,475        1,093,061
    Hartford Financial Services Group, Inc.                       51,400        2,030,300
    Marsh & McLennan Companies, Inc.                              42,200        1,971,162
    St. Paul Companies, Inc.                                      42,200        1,384,160
    Travelers Property Casualty Corp. Class A*                     3,136           41,615
    Travelers Property Casualty Corp. Class B*                     6,444           87,123
                                                                             ------------
                                                                                6,607,421
                                                                             ------------
MEDIA (7.0%)
    AOL Time Warner, Inc.*                                        66,050          974,237
    E.W. Scripps Co. Class A                                      22,900        1,767,651
    Omnicom Group, Inc.                                           30,400        1,751,952
    Viacom, Inc. Class B*                                         43,000        1,918,230
                                                                             ------------
                                                                                6,412,070
                                                                             ------------
METALS & MINING (1.0%)
    Alcoa, Inc.                                                   42,100          928,726
                                                                             ------------
MULTILINE RETAIL (6.5%)
    Target Corp.                                                  63,200        1,903,584
    Wal-Mart Stores, Inc.                                         74,300        3,978,765
                                                                             ------------
                                                                                5,882,349
                                                                             ------------
OIL & GAS (6.9%)
    ChevronTexaco Corp.                                           24,315        1,644,423
    ConocoPhillips                                                35,404        1,717,094
    ExxonMobil Corp.                                              87,500        2,945,250
                                                                             ------------
                                                                                6,306,767
                                                                             ------------
PERSONAL PRODUCTS (1.1%)
    Estee Lauder Companies, Inc. Class A                          33,700          981,344
                                                                             ------------
PHARMACEUTICALS (10.8%)
    Johnson & Johnson                                             68,600        4,030,250
    Pfizer Inc.                                                  115,180        3,659,269
    Wyeth                                                         63,300        2,120,550
                                                                             ------------
                                                                                9,810,069
                                                                             ------------

                 See Accompanying Notes to Financial Statements.

                                       10

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------     ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.0%)
    Analog Devices, Inc.*                                         23,000     $    616,400
    Intel Corp.                                                  107,000        1,851,100
    Texas Instruments, Inc.                                       73,300        1,162,538
                                                                             ------------
                                                                                3,630,038
                                                                             ------------
SOFTWARE (5.2%)
    Microsoft Corp.*                                              75,700        4,047,679
    Oracle Corp.*                                                 41,300          420,847
    VERITAS Software Corp.*                                       14,300          218,075
                                                                             ------------
                                                                                4,686,601
                                                                             ------------

TOTAL COMMON STOCKS (Cost $88,839,481)                                         90,691,448
                                                                             ------------

TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $88,839,481)                          90,691,448

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                      212,205
                                                                             ------------

NET ASSETS (100.0%)                                                          $ 90,903,653
                                                                             ============

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $88,839,481)                                     $  90,691,448
    Cash                                                                                4,909
    Receivable for investments sold                                                   246,222
    Dividend and interest receivable                                                  123,292
    Receivable for fund shares sold                                                       131
    Prepaid expenses and other assets                                                  15,957
                                                                                -------------
      Total Assets                                                                 91,081,959
                                                                                -------------
LIABILITIES
    Advisory fee payable                                                                5,980
    Administrative services fee payable                                                16,292
    Distribution fee payable                                                           34,197
    Payable for fund shares redeemed                                                   32,978
    Other accrued expenses payable                                                     88,859
                                                                                -------------
      Total Liabilities                                                               178,306
                                                                                -------------
NET ASSETS
    Capital stock, $0.001 par value                                                     7,498
    Paid-in capital                                                               100,724,675
    Undistributed net investment income                                               142,577
    Accumulated net realized loss on investments                                  (11,823,064)
    Net unrealized appreciation from investments                                    1,851,967
                                                                                -------------
      Net Assets                                                                $  90,903,653
                                                                                =============
COMMON SHARES
    Net assets                                                                  $     898,527
    Shares outstanding                                                                 73,169
                                                                                -------------
    Net asset value, offering price and redemption price per share              $       12.28
                                                                                =============
A SHARES
    Net assets                                                                  $  65,319,192
    Shares outstanding                                                              5,312,473
                                                                                -------------
    Net asset value and redemption price per share                              $       12.30
                                                                                =============
    Maximum offering price per share (net asset value/(1-5.75%))                $       13.05
                                                                                =============
B SHARES
    Net assets                                                                  $  21,490,473
    Shares outstanding                                                              1,838,410
                                                                                -------------
    Net asset value and offering price per share                                $       11.69
                                                                                =============
C SHARES
    Net assets                                                                  $   3,195,461
    Shares outstanding                                                                273,409
                                                                                -------------
    Net asset value and offering price per share                                $       11.69
                                                                                =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Dividend                                                                    $   1,866,722
    Interest                                                                            3,900
                                                                                -------------
      Total investment income                                                       1,870,622
                                                                                -------------
EXPENSES
    Investment advisory fees                                                          927,172
    Administrative services fees                                                      233,582
    Distribution fees                                                                 586,766
    Transfer agent fees                                                               209,673
    Printing fees                                                                      79,904
    Registration fees                                                                  79,781
    Legal fees                                                                         66,707
    Audit fees                                                                         19,675
    Insurance expense                                                                  16,519
    Custodian fees                                                                     14,014
    Trustees' fees                                                                      5,929
    Interest expense                                                                    5,204
    Miscellaneous expense                                                               5,256
                                                                                -------------
    Total expenses                                                                  2,250,182
    Less: fees waived                                                                (522,137)
                                                                                -------------
      Net expenses                                                                  1,728,045
                                                                                -------------
       Net investment income                                                          142,577
                                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                            (10,387,080)
    Net change in unrealized appreciation (depreciation) from investments         (13,227,307)
                                                                                -------------
    Net realized and unrealized loss from investments                             (23,614,387)
                                                                                -------------
    Net decrease in net assets resulting from operations                        $ (23,471,810)
                                                                                =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR         FOR THE YEAR
                                                                                  ENDED                ENDED
                                                                             OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                             ----------------     ----------------
FROM OPERATIONS
  Net investment income (loss)                                               $        142,577     $       (219,659)
  Net realized loss from investments                                              (10,387,080)          (1,435,984)
  Net change in unrealized appreciation (depreciation) from investments           (13,227,307)         (70,206,724)
                                                                             ----------------     ----------------
   Net decrease in net assets resulting from operations                           (23,471,810)         (71,862,367)
                                                                             ----------------     ----------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
   Common Class shares                                                                     --              (45,256)
   Class A shares                                                                          --           (6,746,718)
   Class B shares                                                                          --           (2,198,411)
   Class C shares                                                                          --             (193,467)
   Class D shares                                                                          --             (979,745)
                                                                             ----------------     ----------------
   Net decrease in net assets resulting from distributions                                 --          (10,163,597)
                                                                             ----------------     ----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                      8,194,566           47,862,405
  Reinvestment of distributions                                                            --            9,175,334
  Net asset value of shares redeemed                                              (57,525,553)         (49,927,331)
                                                                             ----------------     ----------------
   Net increase (decrease) in net assets from capital share transactions          (49,330,987)           7,110,408
                                                                             ----------------     ----------------
  Net decrease in net assets                                                      (72,802,797)         (74,915,556)
NET ASSETS
  Beginning of year                                                               163,706,450          238,622,006
                                                                             ----------------     ----------------
  End of year                                                                $     90,903,653     $    163,706,450
                                                                             ================     ================
UNDISTRIBUTED NET INVESTMENT INCOME                                          $        142,577     $             --
                                                                             ================     ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------
                                                         2002        2001      2000(1)
                                                        -------     -------    -------
PER SHARE DATA
  Net asset value, beginning of period                  $ 15.14     $ 22.55    $ 22.55
                                                        -------     -------    -------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                          0.04        0.01      (0.02)
  Net gain (loss) on investments
    (both realized and unrealized)                        (2.90)      (6.47)      0.02
                                                        -------     -------    -------
      Total from investment operations                    (2.86)      (6.46)        --
                                                        -------     -------    -------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --       (0.95)        --
                                                        -------     -------    -------
NET ASSET VALUE, END OF PERIOD                          $ 12.28     $ 15.14    $ 22.55
                                                        =======     =======    =======
      Total return(3)                                    (18.89)%    (29.66)%     0.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   899     $ 1,395    $ 1,002
    Ratio of expenses to average net assets                1.09%       1.10%      0.27%(4)
    Ratio of net investment income (loss) to
      average net assets                                   0.28%       0.05%     (0.11)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.38%       0.14%        --
  Portfolio turnover rate                                    19%         17%        26%

----------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                    --------------------------------------------------------------------------
                                                       2002           2001           2000             1999             1998
                                                    ----------     ----------     ----------       ----------       ----------
PER SHARE DATA
  Net asset value, beginning of period              $    15.16     $    22.54     $    21.27       $    16.52       $    14.56
                                                    ----------     ----------     ----------       ----------       ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                           0.041           0.01(1)       (0.04)(1)        (0.03)(1)           --
  Net gain (loss) on investments
    (both realized and unrealized)                       (2.90)         (6.44)          2.92             5.04             2.88
                                                    ----------     ----------     ----------       ----------       ----------
      Total from investment operations                   (2.86)         (6.43)          2.88             5.01             2.88
                                                    ----------     ----------     ----------       ----------       ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      --             --             --               --            (0.02)
  Distributions from net realized gains                     --          (0.95)         (1.61)           (0.26)           (0.90)
                                                    ----------     ----------     ----------       ----------       ----------
      Total dividends and distributions                     --          (0.95)         (1.61)           (0.26)           (0.92)
                                                    ----------     ----------     ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                      $    12.30     $    15.16     $    22.54       $    21.27       $    16.52
                                                    ==========     ==========     ==========       ==========       ==========
      Total return(2)                                   (18.87)%       (29.56)%        14.39%           30.77%           21.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   65,319     $  102,935     $  159,945       $  135,677       $   97,078
    Ratio of expenses to average net assets               1.09%          1.10%          1.14%            1.23%            1.29%
    Ratio of net investment income (loss) to
      average net assets                                  0.29%          0.04%         (0.19)%          (0.16)%          (0.02)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.39%          0.11%            --               --               --
  Portfolio turnover rate                                   19%            17%            26%              35%              21%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------
                                                         2002         2001         2000         1999         1998
                                                       --------     --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                 $  14.52     $  21.79     $  20.75     $  16.25     $  14.41
                                                       --------     --------     --------     --------     --------
INVESTMENT OPERATIONS
  Net investment loss(1)                                  (0.07)       (0.12)       (0.20)       (0.17)       (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                        (2.76)       (6.20)        2.85         4.93         2.86
                                                       --------     --------     --------     --------     --------
      Total from investment operations                    (2.83)       (6.32)        2.65         4.76         2.74
                                                       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --        (0.95)       (1.61)       (0.26)       (0.90)
                                                       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                         $  11.69     $  14.52     $  21.79     $  20.75     $  16.25
                                                       ========     ========     ========     ========     ========
      Total return(2)                                    (19.49)%     (30.10)%      13.58%       29.73%       20.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)             $ 21,490     $ 35,270     $ 50,233     $ 32,783     $ 17,438
    Ratio of expenses to average net assets                1.84%        1.85%        1.85%        1.93%        1.99%
    Ratio of net investment loss to
      average net assets                                  (0.46)%      (0.71)%      (0.91)%      (0.86)%      (0.72)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.39%        0.11%          --           --           --
  Portfolio turnover rate                                    19%          17%          26%          35%          21%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE YEAR ENDED AUGUST 31,
                                                        -----------------------------
                                                         2002       2001      2000(1)
                                                        -------    -------    -------
PER SHARE DATA
    Net asset value, beginning of period                $ 14.52    $ 21.79    $ 20.01
                                                        -------    -------    -------
INVESTMENT OPERATIONS
  Net investment loss(2)                                  (0.06)     (0.12)     (0.17)
  Net gain (loss) on investments
    (both realized and unrealized)                        (2.77)     (6.20)      1.95
                                                        -------    -------    -------
      Total from investment operations                    (2.83)     (6.32)      1.78
                                                        -------    -------    -------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --      (0.95)        --
                                                        -------    -------    -------
NET ASSET VALUE, END OF PERIOD                          $ 11.69    $ 14.52    $ 21.79
                                                        =======    =======    =======
    Total return(3)                                      (19.49)%   (30.10)%     8.90%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $ 3,195    $ 4,220    $ 4,412
    Ratio of expenses to average net assets                1.84%      1.85%      1.32%(4)
    Ratio of net investment loss to
      average net assets                                  (0.45)%    (0.71)%    (0.91)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.40%      0.11%        --
  Portfolio turnover rate                                    19%        17%        26%

(1) For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Tax Efficient Fund, formerly Credit Suisse Blue Chip Fund (the "Fund"), a series of the Credit Suisse Capital Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985.

   Effective June 3, 2002, the Fund changed its legal name from Credit Suisse Blue Chip Fund to Credit Suisse Tax Efficient Fund and changed its investment objective to long-term capital appreciation on an after-tax basis.

   The Fund offers Common Class, Class A, Class B, Class C and Class D shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, Class D shares ceased operations. Common Class shares bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund based on the following fee structure:

        AVERAGE DAILY NET ASSETS                       ANNUAL RATE
        ------------------------                       -----------
        First $100 million                   0.75% of average daily net assets
        Over $100 million                    0.50% of average daily net assets

   For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $927,172 and $522,137, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the

Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective July 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $97,716.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

        AVERAGE DAILY NET ASSETS                        ANNUAL RATE
        ------------------------                        -----------
        First $500 million                   .075% of average daily net assets
        Next $1 billion                      .065% of average daily net assets
        Over $1.5 billion                    .055% of average daily net assets

   For the period November 1, 2001 through June 30, 2002, the co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $94,278.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

        AVERAGE DAILY NET ASSETS                        ANNUAL RATE
        ------------------------                        -----------
        First $5 billion                     .050% of average daily net assets
        Next $5 billion                      .035% of average daily net assets
        Over $10 billion                     .020% of average daily net assets

   For the period July 1, 2002 to October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $41,588.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Common shares and Class A shares. For the Class B shares and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of Class B shares and Class C shares of the Fund. For the year ended October 31, 2002, distribution fees paid to CSAMSI were as follows:

                                                       DISTRIBUTION FEE
                                                       ----------------
        Common Class                                   $          3,540
        Class A                                                 230,629
        Class B                                                 313,229
        Class C                                                  39,368
                                                       ----------------
                                                       $        586,766
                                                       ================

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $3,703, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $106,972 from commissions earned on the sales of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $61,434 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus ..50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating

Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

        AVERAGE DAILY        WEIGHTED AVERAGE           MAXIMUM DAILY
        LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
        -------------        ----------------          ----------------
        $     530,741                   2.279%         $      1,862,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $25,602,996 and $74,908,528, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares and an unlimited number of shares are classified as the Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

                                                            COMMON CLASS
                                    ------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                    ------------------------------------------------------------
                                         OCTOBER 31, 2002                 OCTOBER 31, 2001
                                    ------------------------------------------------------------
                                       SHARES         VALUE             SHARES         VALUE
                                    -----------    ------------      -----------    ------------
Shares sold                              29,164    $    473,793          101,032    $  1,850,217
Shares redeemed                         (48,090)       (689,981)         (53,369)       (945,022)
                                    -----------    ------------      -----------    ------------
Net increase (decrease)                 (18,926)   $   (216,188)          47,663    $    905,195
                                    ===========    ============      ===========    ============

                                       24

                                                               CLASS A
                                    ------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                    ------------------------------------------------------------
                                         OCTOBER 31, 2002                 OCTOBER 31, 2001
                                    ------------------------------------------------------------
                                       SHARES         VALUE             SHARES         VALUE
                                    -----------    ------------      -----------    ------------
Shares sold                             204,856    $   2,742,660       1,330,395    $ 25,120,402
Shares issued in reinvestment
  of distributions                           --               --         294,847       5,926,737
Shares redeemed                      (1,680,530)     (23,172,404)     (1,933,690)    (35,349,700)
                                    -----------    -------------     -----------    ------------
Net decrease                         (1,475,674)   $ (20,429,744)       (308,448)   $ (4,302,561)
                                    ===========    =============     ===========    ============

                                                               CLASS B
                                    ------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                    ------------------------------------------------------------
                                         OCTOBER 31, 2002                 OCTOBER 31, 2001
                                    ------------------------------------------------------------
                                       SHARES         VALUE             SHARES         VALUE
                                    -----------    ------------      -----------    ------------
Shares sold                             121,941    $  1,868,259          424,643    $  7,657,841
Shares issued in reinvestment
  of distributions                           --              --          107,733       2,090,013
Shares redeemed                        (711,742)     (9,536,588)        (409,177)     (6,955,498)
                                    -----------    ------------      -----------    ------------
Net increase (decrease)                (589,801)   $ (7,668,329)         123,199    $  2,792,356
                                    ===========    ============      ===========    ============

                                                               CLASS C
                                    ------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                    ------------------------------------------------------------
                                         OCTOBER 31, 2002                 OCTOBER 31, 2001
                                    ------------------------------------------------------------
                                       SHARES         VALUE             SHARES         VALUE
                                    -----------    ------------      -----------    ------------
Shares sold                              96,550    $  1,424,556          149,314    $  2,610,492
Shares issued in reinvestment
  of distributions                           --              --            9,218         178,839
Shares redeemed                        (113,756)     (1,664,618)         (70,397)     (1,156,811)
                                    -----------    ------------      -----------    ------------
Net increase (decrease)                 (17,206)   $   (240,062)          88,135    $  1,632,520
                                    ===========    ============      ===========    ============

                                                               CLASS D
                                    ------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                    ------------------------------------------------------------
                                        OCTOBER 31, 2002(1)               OCTOBER 31, 2001
                                    ------------------------------------------------------------
                                       SHARES         VALUE            SHARES          VALUE
                                    -----------    -------------     -----------    ------------
Shares sold                             103,477    $   1,685,298         529,136    $ 10,623,453
Shares issued in reinvestment
  of distributions                           --               --          48,574         979,745
Shares redeemed                      (1,407,894)     (22,461,962)       (292,116)     (5,520,300)
                                    -----------    -------------     -----------    ------------
Net increase (decrease)              (1,304,417)   $ (20,776,664)        285,594    $  6,082,898
                                    ===========    =============     ===========    ============

----------
(1) Class D ceased operations on March 21, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                    NUMBER OF          APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS          OF OUTSTANDING SHARES
                                  ------------          ---------------------
              Class C                   2                        10%

   Some of the shareholders are comprised of omnibus accounts which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends and distributions paid during the period ended October 31, were as follows:

                  ORDINARY INCOME             LONG-TERM CAPITAL GAIN
                 -----------------          --------------------------
                 2002         2001          2002              2001
                 ----         ----          ----          ------------
                 $ --         $ --          $ --          $ 10,163,597

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                     $     142,577
       Accumulated realized loss                           (11,823,064)
       Unrealized appreciation                               1,851,967
                                                         -------------
                                                         $  (9,828,520)
                                                         =============

   At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                                   EXPIRES OCTOBER 31,
                           ----------------------------------
                               2009                  2010
                           -----------           ------------
                           $ 1,435,984           $ 10,387,080

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $88,839,481, $18,020,118, $(16,168,151) and $1,851,967, respectively.

CREDIT SUISSE TAX EFFICIENT FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Credit Suisse Tax Efficient Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Tax Efficient Fund (formally known as Credit Suisse Blue Chip Fund) (a series of Credit Suisse Capital Funds) (the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE TAX EFFICIENT FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                           TERM                                NUMBER OF
                                           OF OFFICE(1)                        PORTFOLIOS IN
                                           AND                                 FUND
                            POSITION(S)    LENGTH        PRINCIPAL             COMPLEX            OTHER
                            HELD WITH      OF TIME       OCCUPATION(S) DURING  OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND           SERVED        PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------------  -------------  ------------  --------------------  -----------------  ---------------
INDEPENDENT TRUSTEES

Richard H. Francis          Trustee and    Since         Currently retired;    53                 Director of
c/o Credit Suisse Asset     Audit          2001          Executive Vice                           The Indonesia
Management, LLC.            Committee                    President and                            Fund, Inc.
466 Lexington Avenue        Member                       Chief Financial
New York, New York                                       Officer of Pan Am
10017-3147                                               Corporation and
                                                         Pan American
Age: 70                                                  World Airways,
                                                         Inc. from 1988 to
                                                         1991

Jack W. Fritz               Trustee and    Since         Private investor;     52                 Director of
2425 North Fish Creek Road  Audit          2001          Consultant and                           Advo, Inc.
P.O. Box 1287               Committee                    Director of Fritz                        (direct mail
Wilson, Wyoming 83014       Member                       Broadcasting, Inc.                       advertising)
                                                         and Fritz
Age: 75                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since 1987

Jeffrey E. Garten           Trustee and    Since         Dean of Yale          52                 Director of
Box 208200                  Audit          2001          School of                                Aetna, Inc.;
New Haven, Connecticut      Committee                    Management and                           Director of
06520-8200                  Member                       William S. Beinecke                      Calpine Energy
                                                         Professor in the                         Corporation;
Age: 56                                                  Practice of                              Director of
                                                         International                            CarMax Group
                                                         Trade and Finance;                       (used car
                                                         Undersecretary of                        dealers)
                                                         Commerce for
                                                         International Trade
                                                         from November 1993
                                                         to October 1995;
                                                         Professor at
                                                         Columbia University
                                                         from September
                                                         1992 to November
                                                         1993

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       28

                                           TERM                                NUMBER OF
                                           OF OFFICE(1)                        PORTFOLIOS IN
                                           AND                                 FUND
                            POSITION(S)    LENGTH        PRINCIPAL             COMPLEX            OTHER
                            HELD WITH      OF TIME       OCCUPATION(S) DURING  OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND           SERVED        PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------------  -------------  ------------  --------------------  -----------------  ---------------
INDEPENDENT TRUSTEES--(CONTINUED)
Peter F. Krogh              Trustee and    Since         Dean Emeritus and     52                 Member of the
301 ICC                     Audit          2001          Distinguished                            Board of The
Georgetown University       Committee                    Professor of                             Carlisle
Washington, DC 20057        Member                       International                            Companies Inc.;
                                                         Affairs at the                           Member of
Age: 65                                                  Edmund A. Walsh                          Selection
                                                         School of Foreign                        Committee for
                                                         Service, Georgetown                      Truman Scholars
                                                         University;                              and Henry Luce
                                                         Moderator of PBS                         Scholars; Senior
                                                         Foreign affairs                          Associate of
                                                         television Series                        Center for
                                                                                                  Strategic and
                                                                                                  International
                                                                                                  Studies; Trustee
                                                                                                  of numerous
                                                                                                  world affairs
                                                                                                  organizations

James S. Pasman, Jr.        Trustee and    Since         Currently retired;    54                 Director of
c/o Credit Suisse Asset     Audit          2001          President and Chief                      Education
Management, LLC.            Committee                    Operating Officer of                     Management
466 Lexington Avenue        Member                       National InterGroup,                     Corp.; Director
New York, New York                                       Inc. (holding                            of Credit Suisse
10017-3147                                               company) from                            Asset
                                                         April 1989 to                            Management
Age: 71                                                  March 1991;                              Income Fund,
                                                         Chairman of Permian                      Inc.; Trustee of
                                                         Oil Co. from April                       Credit Suisse
                                                         1989 to March 1991                       High Yield Bond
                                                                                                  Fund;

                                       29

                                           TERM                                NUMBER OF
                                           OF OFFICE(1)                        PORTFOLIOS IN
                                           AND                                 FUND
                            POSITION(S)    LENGTH        PRINCIPAL             COMPLEX            OTHER
                            HELD WITH      OF TIME       OCCUPATION(S) DURING  OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND           SERVED        PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------------  -------------  ------------  --------------------  -----------------  ---------------
INDEPENDENT TRUSTEES--(CONTINUED)
Steven N. Rappaport         Trustee and    Since         Partner Lehigh Court, 53                 Director of The
Lehigh Court, LLC           Audit          2001          LLC since July 2002;                     First Israel Fund,
40 East 52nd Street         Committee                    President of Sunguard                    Inc.
New York, New York          Chairman                     Securities Finance,
10022                                                    Inc. from 2001 to
                                                         July 2002; President
Age: 54                                                  of Loanet, Inc.
                                                         (on-line accounting
                                                         service) from 1995
                                                         to 2001; Director,
                                                         President, North
                                                         American Operations,
                                                         and former Executive
                                                         Vice President from
                                                         1992 to 1993 of
                                                         Worldwide Operations
                                                         of Metallurg Inc.
                                                         (manufacturer of
                                                         specialty metals and
                                                         alloys); Executive
                                                         Vice President,
                                                         Telerate, Inc.
                                                         (provider of
                                                         real-time
                                                         information to the
                                                         capital markets)
                                                         from 1987 to 1992;
                                                         Partner in the law
                                                         firm of Hartman &
                                                         Craven until 1987

INTERESTED TRUSTEE

William W. Priest(2)        Trustee        Since         Senior Partner and    59                 Director of The
Steinberg Priest & Sloane                  2001          Fund Manager,                            Brazilian Equity
Capital Management                                       Steinberg Priest &                       Fund, Inc.; The
12 East 49th Street                                      Sloane Capital                           Chile Fund, Inc.;
12th Floor                                               Management since                         The Emerging
New York, New York                                       March 2001; Chairman                     Markets
10017                                                    and Managing Director                    Telecommunications
                                                         of CSAM from 2000 to                     Fund, Inc.; The
Age: 61                                                  February 2001, Chief                     First Israel Fund,
                                                         Executive Officer and                    Inc.; The Latin
                                                         Managing Director of                     America Equity
                                                         CSAM from 1990 to                        Fund, Inc.; The
                                                         2000                                     Indonesia Fund, Inc.;
                                                                                                  and Credit Suisse
                                                                                                  Asset Management
                                                                                                  Income Fund, Inc.

-------
(2) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                       30

                                           TERM
                                           OF OFFICE(1)
                                           AND
                            POSITION(S)    LENGTH
                            HELD WITH      OF TIME
NAME, ADDRESS AND AGE       FUND           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  -------------  ------------  --------------------------------------------------------
OFFICERS

Laurence R. Smith           Chairman       Since         Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                        2002          CSAM; Associated with JP Morgan Investment Management
Management, LLC                                          from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.            Vice President Since         Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset         and Secretary  2001          Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                          Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                     CS First Boston Investment Management from 1994 to
New York, New York                                       1995; Associated with Division of Enforcement, U.S.
10017-3147                                               Securities and Exchange Commission from 1991 to 1994;
                                                         Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro        Treasurer      Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         and Chief      2001          Associated with CSAM since 1984; Officer of other Credit
Management, LLC             Financial                    Suisse Funds
466 Lexington Avenue        Officer
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.   Assistant      Since         Vice President and Legal Counsel of CSAM since January
Credit Suisse Asset         Secretary      2001          2000; Associated with the law firm of Swidler Berlin
Management, LLC                                          Shereff Friedman LLP from 1996 to 2000; Officer of other
466 Lexington Avenue                                     Credit Suisse Funds
New York, New York
10017-3147

Age: 36

Kimiko T. Fields, Esq.      Assistant      Since         Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset         Secretary      2002          December 2000; Assistant Vice President, Institutional
Management, LLC                                          Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                     December 2000; Marketing Associate, International Equity
New York, New York                                       Department, Warburg Pincus Asset Management, Inc. from
10017-3147                                               January of 1998 to January 2000; self-employed author and
                                                         consultant, from January 1996 to December 1997;
Age: 38                                                  Officer of other Credit Suisse Funds

                                       31

                                           TERM
                                           OF OFFICE(1)
                                           AND
                            POSITION(S)    LENGTH
                            HELD WITH      OF TIME
NAME, ADDRESS AND AGE       FUND           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  -------------  ------------  --------------------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. DelGuercio         Assistant      Since         Vice President and Administrative Officer of CSAM;
Credit Suisse Asset         Treasurer      2001          Associated with CSAM since June 1996; Assistant
Management, LLC                                          Treasurer, Bankers Trust Co.-- Fund Administration from
466 Lexington Avenue                                     March 1994 to June 1996; Officer of other Credit Suisse
New York, New York                                       Funds
10017-3147

Age: 39

Joseph Parascondola         Assistant      Since         Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset         Treasurer      2001          since April 2000; Assistant Vice President, Deutsche
Management, LLC                                          Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                     Assistant Vice President, Weiss, Peck & Greer LLC from
New York, New York                                       November 1995 to December 1998; Officer of other Credit
10017-3147                                               Suisse Funds

Age: 39

Robert M. Rizza             Assistant      Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset         Treasurer      2002          Administrative Officer of CSAM from March 1998 to
Management, LLC                                          December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                     from April 1994 to March 1998; Officer of other Credit
New York, New York                                       Suisse Funds
10017-3147

Age: 37

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSTXE-2-1002